Provision for legal and administrative proceedings (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Tax proceeding	R$ 1,564,293	R$ 1,410,299	R$ 1,112,156	R$ 960,881
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Tax proceeding	759,584	666,209	R$ 473,390	R$ 429,951
Federal Taxes [Member] | Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Tax proceeding	321,404	274,781
State Taxes [Member] | Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Tax proceeding	357,011	307,898
Municipal Taxes [Member] | Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Tax proceeding	10,216	9,711
Tim SA Proceedings Purchase Price Allocation [Member] | Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Tax proceeding	R$ 70,953	R$ 73,819